Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 11. Income Taxes

The Tax Cuts and Jobs Act (the Tax Legislation) in the United States enacted on December 22, 2017 significantly revised the United States corporate income tax by, among other things, lowering the corporate income tax rate to 21% effective January 1, 2018, implementing a modified territorial tax system and imposing a one-time repatriation tax on deemed repatriated earnings and profits of U.S.-owned foreign subsidiaries (the Toll Charge). As a fiscal-year taxpayer, certain provisions of the Tax Legislation impacted us in fiscal 2018, including the change in the corporate income tax rate, while other provisions will be effective starting at the beginning of fiscal 2019. Accordingly, our federal statutory income tax rate for fiscal 2018 reflected a blended rate of approximately 21%.

The following table displays a reconciliation from the U.S. statutory rate to the effective tax rate and the provision for (benefit from) income taxes for the years ended December 31, 2018 and 2017, respectively:

	December 31, 2018	December 31, 2017
Tax benefit at the US statutory rate of 21% and 34% for 2018 and 2017, respectively	$199,645	$506,081
State income tax benefit	44,017	68,916
Non-deductible expenses including non-deductible pre-merger losses	—	—
Change in valuation allowance	(243,662)	(574,997)
Total income tax benefit	$—	$0

Deferred tax assets (liabilities) consisted of the following:

	December 31, 2018	December 31, 2017
Net operating loss carryforwards	$2,305,640	$1,354,949
Beneficial conversion feature accumulated amortization	13,791	13,791
Allowance for Doubtful Accounts	2,635	7,855
Valuation allowance	(2,322,066)	(1,376,595)
Total deferred tax assets	$—	$—

The Company determined that it is not more likely than not that its deferred tax asset would be realizable. Accordingly, the Company recorded a valuation allowance for the full amount of its deferred tax asset, resulting in a zero carrying value of the Company’s deferred tax asset and no benefit from or provision for income taxes for the year ended December 31, 2018 and 2017. Federal and state operating loss carry forwards are $2,305,640 and $1,354,949 as of December 31, 2018 and 2017, respectively, begin expiring on 2034. The years 2010 to 2015 remain subject to examination by the Company’s major tax jurisdictions.

Utilization of the net operating loss carry forwards and credits may be subject to a substantial annual limitation due to ownership change limitations provided by Section 382 of the Internal Revenue Code of 1986, as amended, and similar state provisions.